20. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Prepaid expenses, related party:

The outstanding amounts of prepaid expense, related party as of December 31, 2016 and 2015 were as follows:

		December 31,
	Notes	2016	2015
			(Combined – Note 2)
Shijiazhuang Kaiyuan Car Trade Co. Ltd.	(1)	$—	$1,540

Note:

(1)	Entity controlled by Mr. Li’s brother.

Financing payables, related parties

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Li and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represents a portion of the consideration paid in the acquisition of Heat Planet Holdings Limited (“Heat Planet”). The amount was payable within six months of occupation of the Kai Yuan Center by the Company, which was completed in April 2013 and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet, which were delivered in December 2012. In October 2013, the unpaid amount began to accrue interest at the one-year rate announced by the People’s Bank of China (4.35% as of December 31, 2016). As of December 31, 2016 approximately $4.3 million is still owed to Alliance Rich for the acquisition of Heat Planet.

The amount due to Smart Success Investment Limited (“Smart Success”) represents a portion of the consideration paid in the acquisition of Eastern Eagle. The amount is payable by August 8, 2017. Any unpaid amounts thereafter will begin to accrue interest at the one-year rate announced by the People’s Bank of China. As of December 31, 2016 approximately $66.9 million is still owed to Smart Success for the acquisition of Eastern Eagle. Other amounts due to Smart Success are non-interest bearing, unsecured and due on demand by the lenders.

In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and amounts owed continue to be unsecured and due on demand by the lender.

The amount due to Mr. Li is non-interest bearing, unsecured and due on demand by the lender.

During the periods presented, the Company received internet-based financings from Ruituo, a company controlled by Mr. Li’s brother. The amount due to Ruituo is unsecured and due on demand by Ruituo and bore an interest at approximately 8.00% based on the weighted average outstanding payable balances at month end.

In 2015, the Company obtained internet-based financings from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. During 2016, the Company repaid the amounts due to Beiguo Auto and Xinji Beiguo Mall and began obtaining internet-based financings from Beiguo Mall Xinji Branch instead. Mr. Li holds 20.92% of indirect beneficial ownership in Beiguo Mall Xinji Branch. The Company pays a financing charge of approximately 4.6% per annum to Beiguo Mall Xinji Branch for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li and Hebei Kaiyuan, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding financing payables, related parties as of December 31, 2016 and 2015 were as follows:

		December 31,
	Notes	2016	2015
			(Combined – Note 2)
Mr. Li		$144	$144
Alliance Rich	(1)	4,257	4,091
Hebei Kaiyuan	(1)	4,306	4,400
Honest Best Int’l Ltd.	(1)	12	9
Smart Success	(1)	68,836	6,608
Ruituo	(2)	30,962	136,585
Beiguo Auto	(3)	—	23
Xinji Beiguo Mall	(3)	—	61
Beiguo Mall Xinji Branch	(3)	165,453	—
Total		$273,970	$151,921

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Borrowed funds from CeraVest investor, related party:

A summary of the Company’s borrowed funds from CeraVest investor, related party is as follows:

		December 31,
	Note	2016	2015
Mr. Lei Chen	(1)	$3,370	$2,716
Mr. Yong Qi Li	(2)	437	—
Mr. Jin Yu Peng	(3)	245	—
Mr. Xing Wei	(4)	141	—
Mr. Chen Guang Bi	(5)	87	—
Ms. Shu Ling Li	(6)	51	—
Mr. Yong Hui Li	(7)	13	—
Mr. Spencer Ang Li	(8)	5	—
Total		$4,349	$2,716

During the periods presented, the above related parties have provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net. These payables represent two types of investment, CeraVest Fixed and CeraVest Flex, amounting to the corresponding amounts shown in the table, with weighted average interest rate of 8.62% and 8.03%, and 8.62% and 8.03% per annum as of December 31, 2016 and December 31, 2015, respectively.

(1)	The senior vice president of the Company.
(2)	The brother of Mr. Li.
(3)	The General Manager of the Company’s Risk Control Department.
(4)	The Company’s COO.
(5)	The General Manager of the Company’s Henan Region.
(6)	The sister of Mr. Li
(7)	The Company’s Chairman and CEO.
(8)	The Company’s VP Product and Director.

Long-term financing payables, related party

The Company entered into a long-term loan agreement with Ruituo during 2016 for long-term capital needs. Ruituo provided a facility to the Company, amounting to $72.1 million (RMB 500 million), with a period from September 23, 2016 to September 23, 2019. This long-term loan is unsecured and bears interest at 4.90% per annum based on the weighted average outstanding payable balances at month end.

The outstanding long-term financing payable, related party as of December 31, 2016 and 2015 were as follows:

		December 31,
	Notes	2016	2015
Ruituo	(1)	$33,028	$—

Note:

(1)	Entity controlled by Mr. Li’s brother.

Related Parties Transactions

During the periods presented, the details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2016	2015	2014
				(Combined – Note 2)	(Combined – Note 2)
Capital nature:
Alliance Rich	(1)	(f)	168	168	939
Beiguo Auto	(5)	(e)	—	182	—
Beiguo Auto	(5)	(f)	—	67	—
Beiguo Mall Xinji Branch	(5)	(e)	170,646	—	—
Beiguo Mall Xinji Branch	(5)	(f)	2,063	—	—
Hebei Kaiyuan	(1)	(c)	—	—	50,616
Hebei Xuyuan Investment Company	(7)	(c)	9,390	3,109	22,113
Hebei Xuyuan Investment Company	(7)	(f)	194	11	639
Honest Best Int’l Ltd.	(1)	(c)	2	2	2
Kaiyuan Shengrong	(1)	(a)	94,357	—	—
Mr. Rui Qi Li	(8)	(a)	95,563	107,639	109,044
Mr. Li	(4)	(a)	263,927	355,049	132,969
Mr. Xing Wei	(6)	(a)	15,073	16,066	—
Ruituo	(3)	(a)	—	24,098	48,826
Ruituo	(3)	(c)	122,482	144,988	111,415
Ruituo	(3)	(e)	554,898	55,115	7,927
Ruituo	(3)	(f)	3,031	3,908	31
Shijiazhuang Xuheng Trade Company	(7)	(c)	1,191	1,221	2,432
Shijiazhuang Xuheng Trade Company	(7)	(f)	51	60	71
Smart Success Investment Limited	(1)	(c)	120	—	—
Xinji Beiguo Mall	(5)	(e)	—	35,627	—
Xinji Beiguo Mall	(5)	(f)	1	1,594	—

Operating nature:
Smart Success Investment Limited	(1)	(m)	111,512	—	—
Hebei Kaiyuan	(1)	(f)	276	301	311
Shijiazhuang Kaiyuan Auto Trade	(3)	(g)	19	117	198
Mr. Chen Guang Bi	(9)	(n)	65	—	—
Mr. Chen Guang Bi	(9)	(f)	5	—	—
Mr. Lei Chen	(10)	(n)	6,840	—	—
Mr. Lei Chen	(10)	(f)	391	—	—
Mr. Li	(4)	(n)	46	—	—
Mr. Li	(4)	(f)	1	—	—
Mr. Jin Yu Peng	(11)	(n)	898	—	—
Mr. Jin Yu Peng	(11)	(f)	23	—	—
Mr. Shu Ling Li	(12)	(n)	106	—	—
Mr. Shu Ling Li	(12)	(f)	4	—	—
Mr. Spencer Ang Li	(13)	(n)	8	—	—
Mr. Xing Wei	(14)	(n)	1,033	—	—
Mr. Xing Wei	(14)	(f)	19	—	—
Mr. Yong Qi Li	(15)	(n)	452	—	—
Mr. Yong Qi Li	(15)	(f)	4	—	—
Yuanshi County Natural Gas Sales Company	(3)	(h)	—	—	857
Yuanshi County Natural Gas Sales Company	(3)	(l)	—	—	2,074
Yuanshi County Natural Gas Sales Company	(3)	(i)	—	25	23
Yuanshi County Natural Gas Sales Company	(3)	(j)	—	927	190
Yuanshi County Natural Gas Sales Company	(3)	(k)	—	11	3

Notes:

(1)	Entity controlled by Mr. Li.

(2)	Entity in which Mr. Li’s brother holds 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.

(4)	The Chairman and Chief Executive Officer of Fincera.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(6)	The Chief Operating Officer of Fincera.

(7)	Entity in which Mr. Li holds 40% equity interest.

(8)	The General Manager of the Company’s Yunyu River Region.

(9)	The General Manager of the Company’s Henan Region.

(10)	The senior vice president of the Company.

(11)	The General Manager of the Company’s Risk Control Department.

(12)	The sister of Mr. Li

(13)	The Company’s VP Product and Director.

(14)	The Company’s COO.

(15)	The brother of Mr. Li.

Nature of transaction:

(a)	Bank loan guarantee provided to the bank by the related parties.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Internet-based financing provided to the Company during the year.

(f)	Interest incurred by the Company during the year.

(g)	Construction fees.

(h)	CeraVest loans and security deposits.

(i)	CeraVest interest revenue.

(j)	CeraPay funds used.

(k)	CeraPay revenue.

(l)	Sale of automobiles by the Company, including VAT, during the year.

(m)	Acquisition transaction.

(n)	CeraVest investment.